OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING SEGMENTS
Schedule of financial performance by operating segment

The CODM reviews the performance of the Bank using the following financial information by operating segment:

	For the year ended December 31, 2023
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	segments
In millions of COP
Total interest and valuation on financial instruments	29,230,060	2,826,559	1,773,140	1,795,543	47	6	45,875	1,112,171	262,758	37,046,159
Interest income on loans and financial leases	28,366,678	2,415,234	1,524,765	1,726,821	47	-	5,076	940,091	262,075	35,240,787
Total debt investments	937,090	301,167	236,350	60,534	-	6	36,538	85,091	683	1,657,459
Derivatives	(167,887)	817	11,187	-	-	-	(1,747)	(188)	-	(157,818)
Total liquidity operations	94,179	109,341	838	8,188	-	-	6,008	87,177	-	305,731
Interest expenses	(13,464,980)	(1,238,112)	(464,851)	(731,886)	(179)	(1)	(222)	(596,039)	(172,025)	(16,668,295)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	15,765,080	1,588,447	1,308,289	1,063,657	(132)	5	45,653	516,132	90,733	20,377,864
Total credit impairment charges, net	(6,480,377)	(270,501)	(154,938)	(499,368)	(2,893)	(380)	106	4,164	(57,399)	(7,461,586)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	9,284,703	1,317,946	1,153,351	564,289	(3,025)	(375)	45,759	520,296	33,334	12,916,278
(Expenses) Revenues from transactions the operating segments of the Bank	(187,467)	(34,105)	(17,844)	(76,054)	(16,518)	13,949	68,617	415,508	(166,086)	-
Fees and commissions income(1)	5,252,099	532,930	479,568	223,200	361,965	55,917	103,985	47,228	23,986	7,080,878
Fees and commissions expenses	(2,522,927)	(258,897)	(188,972)	(89,405)	(4,244)	(238)	(8,645)	(11,042)	(12,910)	(3,097,280)
Total fees and commissions, net	2,729,172	274,033	290,596	133,795	357,721	55,679	95,340	36,186	11,076	3,983,598
Other operating income (Expenses)	1,575,845	36,939	51,656	130,757	14,107	(1,011)	4,737	16,794	2,149,826	3,979,650
Dividends and net income on equity investments	17,613	13,498	10,982	1,827	33,275	(98,512)	6,416	37	225,049	210,185
Total operating income, net	13,419,866	1,608,311	1,488,741	754,614	385,560	(30,270)	220,869	988,821	2,253,199	21,089,711
Operating expenses(2)	(8,022,042)	(909,843)	(668,105)	(620,928)	(177,626)	(49,759)	(186,212)	(89,219)	(1,093,592)	(11,817,326)
Impairment, depreciation and amortization	(744,346)	(107,716)	(131,921)	(55,243)	(2,218)	(208)	(2,950)	(4,259)	(75,998)	(1,124,859)
Total operating expenses	(8,766,388)	(1,017,559)	(800,026)	(676,171)	(179,844)	(49,967)	(189,162)	(93,478)	(1,169,590)	(12,942,185)
Profit before income tax	4,653,478	590,752	688,715	78,443	205,716	(80,237)	31,707	895,343	1,083,609	8,147,526
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	For the year ended December 31, 2022
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	segments
In millions of COP
Total interest and valuation on financial instruments	20,727,335	2,364,820	1,527,860	1,537,801	72	4	12,996	512,417	113,642	26,796,947
Interest income on loans and financial leases	19,263,960	2,154,151	1,293,556	1,509,143	72	-	511	446,028	116,072	24,783,493
Total debt investments	1,361,299	161,974	170,423	27,089	-	4	20,024	48,722	(2,447)	1,787,088
Derivatives	108,255	(1,026)	63,494	-	-	-	658	-	-	171,381
Total liquidity operations	(6,179)	49,721	387	1,569	-	-	(8,197)	17,667	17	54,985
Interest expenses	(6,333,834)	(910,937)	(297,839)	(528,459)	(150)	(4)	(104)	(271,280)	(99,863)	(8,442,470)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	14,393,501	1,453,883	1,230,021	1,009,342	(78)	-	12,892	241,137	13,779	18,354,477
Total credit impairment charges, net	(2,971,599)	(545,012)	(102,710)	(168,834)	(796)	(924)	3,133	25,029	(29,984)	(3,791,697)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	11,421,902	908,871	1,127,311	840,508	(874)	(924)	16,025	266,166	(16,205)	14,562,780
Revenues (Expenses) from transactions the operating segments of the Bank	(32,163)	(25,022)	(7,371)	(45,526)	(12,658)	3,404	53,229	212,049	(145,942)	-
Fees and commissions income(1)	4,684,563	446,583	444,177	218,554	318,869	86,232	111,366	42,021	18,161	6,370,526
Fees and commissions expenses	(2,099,585)	(210,004)	(170,563)	(91,424)	(3,668)	(269)	(6,160)	(8,025)	(468)	(2,590,166)
Total fees and commissions, net	2,584,978	236,579	273,614	127,130	315,201	85,963	105,206	33,996	17,693	3,780,360
Other operating income (Expenses)	(72,994)	51,494	19,685	129,403	14,897	671	13,575	9,954	1,886,750	2,053,435
Dividends and net income on equity investments	(8,058)	9,655	5,340	828	2,164	8,760	(4,314)	35	221,444	235,854
Total operating income, net	13,893,665	1,181,577	1,418,579	1,052,343	318,730	97,874	183,721	522,200	1,963,740	20,632,429
Operating expenses(2)	(6,600,686)	(797,091)	(639,748)	(577,497)	(153,377)	(47,997)	(153,317)	(79,814)	(857,541)	(9,907,068)
Impairment, depreciation and amortization	(613,807)	(110,293)	(106,601)	(54,999)	(1,630)	(232)	(1,754)	(2,626)	(88,633)	(980,575)
Total operating expenses	(7,214,493)	(907,384)	(746,349)	(632,496)	(155,007)	(48,229)	(155,071)	(82,440)	(946,174)	(10,887,643)
Profit before income tax	6,679,172	274,193	672,230	419,847	163,723	49,645	28,650	439,760	1,017,566	9,744,786
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	For the year ended December 31, 2021
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation on financial instruments	11,498,013	1,963,509	1,193,824	1,178,615	46	-	12,277	251,135	37,898	16,135,317	428	16,135,745
Interest income on loans and financial leases	11,118,035	1,791,476	1,072,718	1,109,804	46	-	28	215,529	36,226	15,343,862	428	15,344,290
Total debt investments	399,517	156,377	105,035	67,772	-	-	12,540	35,739	632	777,612	-	777,612
Derivatives	17,263	1,860	15,345	-	-	-	(832)	1	-	33,637	-	33,637
Total liquidity operations	(36,802)	13,796	726	1,039	-	-	541	(134)	1,040	(19,794)	-	(19,794)
Interest expenses	(2,666,843)	(796,396)	(240,144)	(397,138)	(167)	(7)	(73)	(198,012)	(52,776)	(4,351,556)	-	(4,351,556)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,831,170	1,167,113	953,680	781,477	(121)	(7)	12,204	53,123	(14,878)	11,783,761	428	11,784,189
Total credit impairment charges, net	(2,122,515)	(323,216)	4,271	35,841	(4,595)	(55)	(116)	14,995	(17,836)	(2,413,226)	(7,304)	(2,420,530)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	6,708,655	843,897	957,951	817,318	(4,716)	(62)	12,088	68,118	(32,714)	9,370,535	(6,876)	9,363,659
Revenues (Expenses) from transactions the operating segments of the Bank	18,458	(10,089)	7	(26,324)	(26,584)	3,576	59,995	81,997	(101,036)	-	-	-
Fees and commission income(1)	3,841,472	351,603	359,724	159,908	347,878	79,531	117,282	33,309	3,097	5,293,804	-	5,293,804
Fees and commission expenses	(1,524,691)	(151,906)	(116,600)	(50,144)	(3,881)	(49)	(4,135)	(6,556)	(2,721)	(1,860,683)	-	(1,860,683)
Total fees and commission income, net	2,316,781	199,697	243,124	109,764	343,997	79,482	113,147	26,753	376	3,433,121	-	3,433,121
Other operating income (Expenses)	653,968	19,101	9,712	82,855	12,702	879	(6,075)	11,109	1,238,893	2,023,144	(1,003)	2,022,141
Dividends and net income on equity investments	93,769	4,387	2,760	658	28,201	(232)	2,177	20	196,604	328,344	-	328,344
Total operating income, net	9,791,631	1,056,993	1,213,554	984,271	353,600	83,643	181,332	187,997	1,302,123	15,155,144	(7,879)	15,147,265
Operating expenses(2)	(5,550,033)	(700,226)	(549,782)	(464,199)	(129,923)	(34,905)	(119,265)	(61,191)	(633,171)	(8,242,695)	-	(8,242,695)
Impairment, depreciation and amortization	(529,662)	(104,493)	(81,201)	(102,991)	(1,548)	(206)	(1,896)	(1,993)	(95,773)	(919,763)	(795)	(920,558)
Total operating expenses	(6,079,695)	(804,719)	(630,983)	(567,190)	(131,471)	(35,111)	(121,161)	(63,184)	(728,944)	(9,162,458)	(795)	(9,163,253)
Profit (Loss) before income tax	3,711,936	252,274	582,571	417,081	222,129	48,532	60,171	124,813	573,179	5,992,686	(8,674)	5,984,012
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

Schedule of financial information of the total assets and liabilities by operating segment

The following table presents financial information of the total assets and liabilities by operating segment:

As of December 31, 2023
In millions of COP
											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	Allother	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
Total assets	254,367,378	40,740,495	21,608,586	21,377,205	658,547	1,719,824	351,694	30,199,897	10,224,734	381,248,360	(38,319,551)	342,928,809
Total liabilities	216,200,157	36,315,750	19,220,367	19,469,075	138,171	51,841	121,423	20,734,521	4,874,547	317,125,852	(13,246,772)	303,879,080

As of December 31, 2022
In millions of COP
											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	Allother	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
Total assets	247,113,605	52,445,934	26,696,524	26,143,629	603,486	2,116,143	326,047	35,131,458	9,222,529	399,799,355	(46,984,622)	352,814,733
Total liabilities	207,293,246	47,081,613	23,738,984	23,635,997	126,307	80,162	106,115	23,216,118	4,320,836	329,599,378	(16,782,196)	312,817,182

Schedule of financial information of the investments in associates and joint ventures by operating segment

The following table presents financial information of the investments in associates and joint ventures by operating segment:

As of December 31, 2023(1)
	Banking	Banking El		Investment	All other
	Colombia	Salvador	Trust	banking	segments	Total
In millions of COP
Investments in associates and joint ventures	332,862	21,292	285,838	617,982	1,739,629	2,997,603
Equity method	(52,183)	2,730	30,043	4,398	128,127	113,115
(1)	As of December 31, 2023, Banking Panama, Banking Guatemala, Brokerage and International Banking did not have investments in associates and joint ventures.

As of December 31, 2022(1)
	Banking	Banking El		Investment	All other
	Colombia	Salvador	Trust	banking	segments	Total
In millions of COP
Investments in associates and joint ventures	337,024	28,029	256,720	700,936	1,592,924	2,915,633
Equity method	2,588	3,617	22,522	3,857	186,521	219,105
(1)	As of December 31, 2022, Banking Panama, Banking Guatemala, Brokerage and International Banking did not have investments in associates and joint ventures.

Schedule of geographic information

The following summarizes the Bank’s total interest and valuation and long-lived assets attributable to Colombia and other foreign countries based on the country where the Interest and valuation was originated:

	2023		2022		2021
Geographic information	Interest and	Long-lived	Interest and	Long-lived	Interest and	Long-lived
	valuation(1)	assets(2)	valuation(1)	assets(2)	valuation(1)	assets(2)
In millions of COP
Colombia	29,812,448	13,466,457	20,977,845	12,666,847	11,605,829	9,413,340
Panama	4,234,542	877,407	3,023,461	1,042,824	2,251,653	838,278
El Salvador	1,774,165	547,357	1,528,264	636,071	1,194,026	434,212
Guatemala	1,795,597	361,840	1,537,811	445,288	1,178,619	347,084
United States of America	55	4,805	-	7,504	-	-
Bermuda	184	3,434	2	-	-	-
Puerto Rico	149,541	1,297	64,709	2,328	49,662	1,644
Total	37,766,532	15,262,597	27,132,092	14,800,862	16,279,789	11,034,558
Eliminations and adjustment	(720,373)	7,000,343	(335,145)	8,795,011	(144,044)	7,655,610
Total, net	37,046,159	22,262,940	26,796,947	23,595,873	16,135,745	18,690,168
(1)	Includes interest and valuation on financial instruments.
(2)	Includes assets held for sale, premises and equipment, net, investment property, right-of-use assets, goodwill and intangible assets, net.